Organization (Details)	Dec. 04, 2015	May 23, 2014
PRESTIGE PRIVATE WEALTH MANAGEMENT LIMITED (“PPWM”) [Member]
Organization [Line Items]
Ownership controlled percentage		100.00%
PRESTIGE ASSET INTERNATIONAL INC. (“PAI”) [Member]
Organization [Line Items]
Ownership controlled percentage	100.00%